                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06608

Morgan Stanley Latin American Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: January 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LATIN AMERICAN GROWTH FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended January 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JANUARY 31, 2004

                                        MSCI
                                    EMERGING      LIPPER
                                     MARKETS       LATIN
                                       LATIN    AMERICAN
                                     AMERICA       FUNDS
CLASS A  CLASS B  CLASS C  CLASS D  INDEX(1)  AVERAGE(2)
  68.27%   66.94%   67.08%   68.62%    81.42%      70.28%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE THE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

After a weak first quarter in 2003, the Latin American markets rebounded dramatically in the second quarter and remained strong through the remainder of the 12-month period ended January 31, 2004. The region participated in the global equity rally that occurred on the news of a successful military operation in Iraq, the implementation of accommodative global monetary policies and a recovery in global growth. As with other emerging markets, the Latin American region received a double boost from the outperformance of commodity-related stocks as well as investors' appetite for markets that had been beaten down in the previous bear market.

The Brazilian market gained 102.2 percent during the period as domestic economic data improved and political uncertainty surrounding President Luiz Inacio Lula da Silva's policy intentions abated. Chile also rebounded strongly during the period, bolstered by strong economic data and greater than expected buying among domestic pension funds helping to push valuations well beyond the premiums where Chile normally trades. The smaller markets of Argentina, Peru and Colombia also performed well, each posting high-double-digit gains on improving economic data. Mexico was the hemisphere's laggard, returning 48.71 percent. That country's market was hampered by weak economic data and disappointing progress on much needed reforms.

PERFORMANCE ANALYSIS

Morgan Stanley Latin American Growth Fund underperformed both the MSCI Emerging Markets Latin America Index and the Lipper Latin American Funds Average during the 12-month period ended January 31, 2004. For the year, Brazil -- and, to a lesser extent, Chile and Mexico -- were the primary detractors to relative performance. The Fund's underperformance in Venezuela remains technical in nature, as capital controls introduced there earlier this year continue to distort the market, leading Venezuelan local shares to outperform ADR equivalents significantly. In terms of positive contributors, during the year our stock selection in Peru, coupled with our overweighted position relative to the MSCI Emerging Markets Latin America Index in Brazil -- which rebounded from its early year weakness -- and Venezuela added to relative returns.

In Brazil, despite positive country allocation scores overall, stock selection was the largest detractor to relative performance, because the market rally was led by already expensive lower quality companies in an area where the portfolio was underweighted. The rally turned out to be particularly strong in the regulated sectors of the economy such as utilities and telecommunications. These sectors were and are characterized by poor historical returns on capital, weak management and ineffective corporate governance, along with a significant degree of regulatory uncertainty. In Chile we found few firms to be attractive on both a fundamental and a valuation basis, so we underweighted the market relative to the MSCI benchmark. The Fund was also negatively affected by its overweighted position in the underperforming Mexican market.

While our stock selection in Brazil detracted from performance, the Fund's overweighted position in that country relative to the MSCI Emerging Markets Latin America Index boosted its performance. Our stock selection in Peru was strong, particularly from holdings in the mining company Buenaventura as it benefited from a rally in gold during the period.

   TOP 10 HOLDINGS

   America Movil - Series L (ADR)                   11.6%
   Telefonos de Mexico - Series L (ADR)              8.4
   Petroleo Brasileiro (ADR)                         7.0
   Petroleo Brasileiro (ADR) (Pref.)                 6.2
   Companhia Vale Do Rio (ADR) (Pref.)               5.9
   Companhia de Bebidas (ADR) (Pref.)                5.1
   Grupo Televisa - GPO (ADR)                        4.3
   Wal-Mart de Mexico - Series C                     3.3
   Grupo Financiero BBVA - Series B                  3.3
   Banco Itau Holding Fin (ADR) (Pref.)              3.3

   TOP 5 COUNTRIES

   Brazil                                           49.6%
   Mexico                                           40.1
   Chile                                             4.6
   Venezuela                                         2.0
   Luxembourg                                        1.5

DATA AS OF JANUARY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF LATIN AMERICAN COMPANIES.

2. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., SELECTS SECURITIES BASED ON ITS VIEW OF THEIR POTENTIAL FOR CAPITAL APPRECIATION; CURRENT DIVIDEND INCOME WILL NOT BE A FACTOR.

3. THE INVESTMENT MANAGER USES A TOP-DOWN COUNTRY ALLOCATION APPROACH TOGETHER WITH BOTTOM-UP STOCK SELECTION. THE APPROACH BEGINS WITH AN EVALUATION OF THE COUNTRY IN WHICH THE PROPOSED INVESTMENT IS TO BE MADE.

4. FOLLOWING THE COUNTRY LEVEL REVIEW, THE INVESTMENT MANAGER CONDUCTS A FUNDAMENTAL ANALYSIS OF SPECIFIC SECURITIES, INDUSTRIES AND COMPANIES. THE FUND'S EQUITY SECURITIES WILL PREDOMINATELY CONSIST OF THE COMMON AND PREFERRED STOCK OF COMPANIES LISTED ON A RECOGNIZED SECURITIES EXCHANGE OR TRADED IN OTHER REGULATED MARKETS.

5. THE FUND'S ASSETS WILL BE ALLOCATED AMONG THE COUNTRIES IN LATIN AMERICA IN ACCORDANCE WITH THE INVESTMENT MANAGER'S JUDGMENT AS TO WHERE FAVORABLE INVESTMENT OPPORTUNITIES EXIST. HOWEVER, THE INVESTMENT MANAGER WILL NORMALLY INVEST IN AT LEAST THREE LATIN AMERICAN COUNTRIES.

6. THE REMAINING 20 PERCENT OF THE FUND'S ASSETS MAY BE INVESTED IN LATIN AMERICAN CONVERTIBLE AND DEBT SECURITIES (INCLUDING ZERO COUPON SECURITIES AND JUNK BONDS) AND OTHER INVESTMENT COMPANIES. THE FUND MAY ALSO UTILIZE FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

7. IN PURSUING THE FUND'S INVESTMENT OBJECTIVE, THE INVESTMENT MANAGER HAS CONSIDERABLE LEEWAY IN DECIDING WHICH INVESTMENTS IT BUYS, HOLDS OR SELLS ON A DAY-TO-DAY BASIS -- AND WHICH TRADING STRATEGIES IT USES. FOR EXAMPLE, THE INVESTMENT MANAGER IN ITS DISCRETION MAY DETERMINE TO USE SOME PERMITTED TRADING STRATEGIES WHILE NOT USING OTHERS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS B

                         CLASS B       MSCI EMF LA(1)   LIPPER(2)
January 31, 1994         $  10,000     $       10,000   $   10,000
January 31, 1995         $   5,988     $        7,698   $    6,631
January 31, 1996         $   6,071     $        8,305   $    7,043
January 31, 1997         $   7,345     $       10,112   $    8,833
January 31, 1998         $   7,742     $       10,772   $    9,420
January 31, 1999         $   4,636     $        6,933   $    5,729
January 31, 2000         $   7,659     $       11,961   $    9,812
January 31, 2001         $   7,396     $       11,938   $    9,892
January 31, 2002         $   6,186     $       10,348   $    8,439
January 31, 2003         $   4,646     $        7,738   $    6,450
January 31, 2004         $   7,756(5)  $       14,039   $   10,984

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JANUARY 31, 2004

                          CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+       CLASS D SHARES++
                         (SINCE 07/28/97)      (SINCE 12/30/92)      (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                              LATAX                 LATBX                 LATCX                  LATDX
1 YEAR                              68.27%(3)             66.94%(3)             67.08%(3)              68.62%(3)
                                    59.44(4)              61.94(4)              66.08(4)                   -
5 YEARS                             11.70(3)              10.84(3)              10.91(3)               11.93(3)
                                    10.50(4)              10.57(4)              10.91(4)                   -
10 YEARS                                -                 (2.51)(3)                 -                      -
                                        -                 (2.51)(4)                 -                      -
SINCE INCEPTION                     (2.69)(3)              2.09(3)              (3.40)(3)              (2.49)(3)
                                    (3.49)(4)              2.09(4)              (3.40)(4)                  -

Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS LATIN AMERICA INDEX (MSCI EM LA INDEX) IS A MARKET CAPITALIZATION WEIGHTED INDEX THAT INCLUDES SELECT SECURITIES FROM ARGENTINA, BRAZIL, CHILE, COLOMBIA, MEXICO, PERU, AND VENEZUELA. FOR THE PERIOD FROM THE FUND'S INCEPTION THROUGH DECEMBER 31, 2000, THE INDEX'S RETURNS INCLUDE THOSE OF THE MSCI EM LA'S "GROSS" INDEX WHICH ASSUMES DIVIDENDS GROSS OF WITHHOLDING TAXES BUT NET OF DOMESTIC TAX CREDITS. FOR THE PERIOD FROM JANUARY 1, 2001 AND BEYOND, THE INDEX'S RETURNS REFLECT THOSE OF THE "NET" INDEX WHICH REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LATIN AMERICAN FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER LATIN AMERICAN FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

(5)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JANUARY 31, 2004.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

**   THE MAXIMUM CDSC FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX
     YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004

  NUMBER OF
    SHARES                                                        VALUE
----------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS (98.9%)
                  BRAZIL (49.6%)
                  AEROSPACE & DEFENSE
          8,100   Empresa Brasileira
                    de Aeronautica
                    S.A. (ADR) (Pref)*                       $       238,707
          3,000   Empresa Brasileira
                    de Aeronautica
                    S.A. (Pref.)                                      22,007
                                                             ---------------
                                                                     260,714
                                                             ---------------
                  BEVERAGES: ALCOHOLIC
        109,310   Companhia de Bebidas
                    das Americas
                    (ADR) (Pref.)                                  2,639,836
                                                             ---------------
                  CHEMICALS: SPECIALTY
      4,020,000   Braskem S.A. (Class A)
                    (Pref.)*                                          91,905
                                                             ---------------
                  ELECTRIC UTILITIES
     11,700,000   Centrais Electricas
                    Brasileiras S.A.
                    (Class B) (Pref.)                                140,719
         53,406   Companhia Energetica
                    de Minas Gerais
                    (ADR) (Pref.)*                                   894,550
     24,478,000   Companhia Energetica
                    de Minas Gerais
                    (Pref.)*                                         414,917
                                                             ---------------
                                                                   1,450,186
                                                             ---------------
                  FOOD RETAIL
         57,200   Companhia Brasileira
                    de Distribuicao Grupo
                    Pao de Acucar
                    (ADR) (Pref.)                                  1,315,028
                                                             ---------------
                  INTEGRATED OIL
        123,233   Petroleo Brasileiro
                    S.A. (ADR)                                     3,623,050
        118,261   Petroleo Brasileiro
                    S.A. (ADR) (Pref.)                             3,164,664
          1,676   Petroleo Brasileiro
                    S.A. (Pref.)                             $        44,707
                                                             ---------------
                                                                   6,832,421
                                                             ---------------
                  OTHER METALS/MINERALS
          7,500   Companhia Vale do Rio
                    Doce (ADR)*                                      402,525
          1,448   Companhia Vale do Rio
                    Doce (Pref.) (Class A)*                           68,424
         64,002   Companhia Vale do Rio
                    Doce S.A. (Class A)
                    (ADR) (Pref.)                                  3,014,494
        266,358   Companhia Vale do Rio
                    Doce S.A. (Debentures)*                                0
                                                             ---------------
                                                                   3,485,443
                                                             ---------------
                  PULP & PAPER
         19,700   Aracruz Celulose
                    S.A. (Class B)
                    (ADR) (Pref.)                                    630,991
         18,062   Votorantim Celulose
                    e Papel S.A.
                    (ADR) (Pref.)                                    544,569
      2,104,000   Votorantim Celulose
                    e Papel S.A. (Pref.)                             126,161
                                                             ---------------
                                                                   1,301,721
                                                             ---------------
                  REGIONAL BANKS
         45,632   Banco Bradesco
                    S.A. (ADR) (Pref.)                             1,152,208
     39,658,000   Banco Bradesco
                    S.A. (Pref.)                                     194,439
         34,401   Banco Itau Holding
                    Financeira S. A.
                    (ADR) (Pref.)*                                 1,671,889
        146,000   Banco Itau
                    Holding Financeira
                    S.A. (Pref.)                                      13,879
         42,750   Unibanco-Uniao de
                    Bancos Brasileiros
                    S.A. (GDR) (Units)++                             995,648
                                                             ---------------
                                                                   4,028,063
                                                             ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                        VALUE
----------------------------------------------------------------------------
                  STEEL
        317,000   Caemi Mineracao
                    e Metalurgica
                    S.A. (Pref.)*                            $       142,569
      2,105,000   Companhia Siderurgica
                    Nacional S.A.                                    117,263
         11,975   Companhia Siderurgica
                    Nacional S.A. (ADR)                              668,205
         22,691   Gerdau S.A.
                    (ADR) (Pref.)                                    474,696
         25,769   Usinas Siderurgicas
                    de Minas Gerais S.A.
                    (Class A) (Pref.)*                               270,070
                                                             ---------------
                                                                   1,672,803
                                                             ---------------
                  WIRELESS TELECOMMUNICATIONS
        156,359   Telesp Celular
                    Participacoes S.A.
                    (ADR) (Pref.)*                                 1,177,383
    421,835,000   Telesp Celular
                    Participacoes S.A.
                    (Pref.)*                                       1,236,041
                                                             ---------------
                                                                   2,413,424
                                                             ---------------
                  TOTAL BRAZIL                                    25,491,544
                                                             ---------------
                  CHILE (4.6%)
                  ELECTRIC UTILITIES
        173,000   Enersis S.A. (ADR)*                              1,138,340
                                                             ---------------
                  FOOD RETAIL
         21,491   Distribucion Y Servicio
                    D&S S.A. (ADR)                                   359,974
                                                             ---------------
                  REGIONAL BANKS
         27,775   Banco Santander Chile
                    S.A. (ADR)                                       735,482
                                                             ---------------
                  SPECIALTY TELECOMMUNICATIONS
         21,500   Empresa Nacional de
                    Telecomunicaciones S.A.*                         125,132
                                                             ---------------
                  TOTAL CHILE                                      2,358,928
                                                             ---------------
                  COLOMBIA (0.4%)
                  BANKING
         34,600   Bancolombia S.A.
                    (ADR) (Pref.)                            $       214,174
                                                             ---------------
                  LUXEMBOURG (1.5%)
                  BEVERAGES: ALCOHOLIC
         10,900   Quilmes Industrial S.A.
                    (Quinsa) (ADR)*                                  197,072
                                                             ---------------
                  OILFIELD SERVICES/EQUIPMENT
         17,585   Tenaris S.A. (ADR)                                 576,788
                                                             ---------------
                  TOTAL LUXEMBOURG                                   773,860
                                                             ---------------
                  MEXICO (40.1%)
                  BEVERAGES: NON-ALCOHOLIC
         26,300   Coca-Cola Femsa
                    S.A. de C.V.
                    (Series L) (ADR)*                                612,790
                                                             ---------------
                  BROADCASTING
         55,200   Grupo Televisa
                    S.A. - GPO (ADR)                               2,235,600
                                                             ---------------
                  CONSTRUCTION MATERIALS
         32,345   Cemex S.A. de
                    C.V. - CPO (ADR)                                 917,951
         23,036   Cemex S.A.
                    de C.V. - CPO                                    130,778
                                                             ---------------
                                                                   1,048,729
                                                             ---------------
                  DISCOUNT STORES
        574,909   Wal-Mart de Mexico
                    S.A. de C.V. (Series C)                        1,675,562
        379,779   Wal-Mart de Mexico
                    S.A. de C.V. (Series V)                        1,159,387
                                                             ---------------
                                                                   2,834,949
                                                             ---------------
                  ENGINEERING & CONSTRUCTION
        375,000   Empresas ICA Sociedad
                    Controladora S.A.
                    de C.V.*                                         129,497
                                                             ---------------
                  INDUSTRIAL CONGLOMERATES
        135,600   Alfa, S.A. (Class A)                               506,263
                                                             ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                        VALUE
----------------------------------------------------------------------------
                  MAJOR TELECOMMUNICATIONS
         96,600   Carso Global Telecom
                    (Series A1)*                             $       139,023
        125,691   Telefonos de Mexico
                    S.A. de C.V.
                    (Series L) (ADR)                               4,325,027
                                                             ---------------
                                                                   4,464,050
                                                             ---------------
                  OTHER METALS/MINERALS
        121,300   Grupo Mexico S.A.
                    de C.V. (Series B)*                              373,374
                                                             ---------------
                  OTHER TRANSPORTATION
         24,500   Grupo Aeroportuario
                    del Sureste S.A. de
                    C.V. (Series B) (ADR)                            474,075
                                                             ---------------
                  REAL ESTATE DEVELOPMENT
         21,300   Corporacion GEO, S.A.
                    de C.V. (Series B)*                              135,749
                                                             ---------------
                  REGIONAL BANKS
         51,000   Grupo Financiero
                    Banorte S.A. de
                    C.V. (O shares)                                  173,212
      1,747,643   Grupo Financiero
                    BBVA Bancomer, S.A.
                    de C.V. (Series B)*                            1,673,074
                                                             ---------------
                                                                   1,846,286
                                                             ---------------
                  WIRELESS TELECOMMUNICATIONS
        191,353   America Movil S.A. de
                    C.V. (Series L) (ADR)                          5,979,781
                                                             ---------------
                  TOTAL MEXICO                                    20,641,143
                                                             ---------------
                  PERU (0.7%)
                  PRECIOUS METALS
         16,000   Compania de Minas
                    Buenaventura S.A. (ADR)                          374,400
                                                             ---------------
                  VENEZUELA (2.0%)
                  MAJOR TELECOMMUNICATIONS
         56,400   Compania Anonima
                    Nacional Telefonos
                    de Venezuela
                    (Class D) (ADR)                          $     1,030,992
                                                             ---------------
                  TOTAL COMMON AND PREFERRED
                    STOCKS
                    (COST $42,571,829)                            50,885,041
                                                             ---------------
   PRINCIPAL
   AMOUNT IN
   THOUSANDS
---------------
                  SHORT-TERM INVESTMENT (0.2%)
                  REPURCHASE AGREEMENT
$           116   Joint repurchase agreement
                    account 1.02%
                    due 02/02/04
                    (dated 01/30/04;
                    proceeds $116,010) (a)
                    (COST $116,000)                                  116,000
                                                             ---------------
TOTAL INVESTMENTS
  (COST $42,687,829) (b)                              99.1%       51,001,041
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                          0.9           439,754
                                                     -----   ---------------
NET ASSETS                                           100.0%  $    51,440,795
                                                     =====   ===============

     ADR  AMERICAN DEPOSITORY RECEIPT.
     GDR  GLOBAL DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
     ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $42,785,514. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,602,656 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $387,129, RESULTING IN NET UNREALIZED APPRECIATION OF $8,215,527.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2004:

                                           UNREALIZED
 CONTRACTS     IN EXCHANGE    DELIVERY   APPRECIATION/
 TO DELIVER        FOR          DATE     (DEPRECIATION)
-------------------------------------------------------
$     23,355   MXN  255,253   02/03/04   $         (281)
$      7,378   BRL   21,712   02/02/04               20
BRL  518,480   $    175,935   02/04/04             (719)
                                         --------------
    Net unrealized depreciation          $         (980)
                                         ==============

CURRENCY ABBREVIATIONS:

BRL         Brazilian Real.
MXN         Mexican Peso.

SUMMARY OF INVESTMENTS

                                                           PERCENT OF
INDUSTRY                                       VALUE       NET ASSETS
---------------------------------------------------------------------
Aerospace & Defense                        $     260,714      0.5%
Banking                                          214,174      0.4
Beverages: Alcoholic                           2,836,908      5.5
Beverages: Non-Alcoholic                         612,790      1.2
Broadcasting                                   2,235,600      4.4
Chemicals: Specialty                              91,905      0.2
Construction Materials                         1,048,729      2.0
Discount Stores                                2,834,949      5.5
Electric Utilities                             2,588,526      5.0
Engineering & Construction                       129,497      0.3
Food Retail                                    1,675,002      3.3
Industrial Conglomerates                         506,263      1.0
Integrated Oil                                 6,832,421     13.3
Major
  Telecommunications                           5,495,042     10.7
Oilfield Services/
  Equipment                                      576,788      1.1
Other Metals/Minerals                          3,858,817      7.5
Other Transportation                             474,075      0.9
Precious Metals                            $     374,400      0.7%
Pulp & Paper                                   1,301,721      2.5
Real Estate Development                          135,749      0.3
Regional Banks                                 6,609,830     12.8
Specialty
  Telecommunications                             125,132      0.2
Steel                                          1,672,803      3.3
Wireless
  Telecommunications                           8,393,206     16.3
Repurchase Agreement                             116,000      0.2
                                           -------------     ----
                                           $  51,001,041     99.1%
                                           =============     ====

                                                           PERCENT OF
TYPE OF INVESTMENT                             VALUE       NET ASSETS
---------------------------------------------------------------------
Common Stocks                              $  30,986,014     60.2%
Preferred Stocks                              19,899,027     38.7
Short-Term Investment                            116,000      0.2
                                           -------------     ----
                                           $  51,001,041     99.1%
                                           =============     ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004

ASSETS:
Investments in securities, at value (cost $42,687,829)                        $   51,001,041
Cash (including $164,942 in foreign currency)                                        165,070
Receivable for:
   Investments sold                                                                1,027,058
   Dividends                                                                         449,683
   Shares of beneficial interest sold                                                 37,382
Prepaid expenses and other assets                                                     81,089
                                                                              --------------
     TOTAL ASSETS                                                                 52,761,323
                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                       980
Payable for:
   Investments purchased                                                           1,072,712
   Shares of beneficial interest redeemed                                             64,873
   Investment management fee                                                          57,149
   Distribution fee                                                                   42,276
Accrued expenses and other payables                                                   82,538
                                                                              --------------
     TOTAL LIABILITIES                                                             1,320,528
                                                                              --------------
     NET ASSETS                                                               $   51,440,795
                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $   72,353,765
Net unrealized appreciation                                                        8,312,764
Accumulated undistributed net investment income                                      121,740
Accumulated net realized loss                                                    (29,347,474)
                                                                              --------------
     NET ASSETS                                                               $   51,440,795
                                                                              ==============
CLASS A SHARES:
Net Assets                                                                    $      647,125
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             51,493
     NET ASSET VALUE PER SHARE                                                $        12.57
                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                          $        13.27
                                                                              ==============
CLASS B SHARES:
Net Assets                                                                    $   46,208,970
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                          3,830,676
     NET ASSET VALUE PER SHARE                                                $        12.06
                                                                              ==============
CLASS C SHARES:
Net Assets                                                                    $      998,066
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             82,672
     NET ASSET VALUE PER SHARE                                                $        12.07
                                                                              ==============
CLASS D SHARES:
Net Assets                                                                    $    3,586,634
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                            282,945
     NET ASSET VALUE PER SHARE                                                $        12.68
                                                                              ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 2004

NET INVESTMENT INCOME:
INCOME
Dividends (net of $196,714 foreign withholding tax)                           $    1,513,659
Interest                                                                               3,787
                                                                              --------------
   TOTAL INCOME                                                                    1,517,446
                                                                              --------------
EXPENSES
Investment management fee                                                            515,667
Distribution fee (Class A shares)                                                        885
Distribution fee (Class B shares)                                                    386,531
Distribution fee (Class C shares)                                                      5,086
Transfer agent fees and expenses                                                     174,731
Professional fees                                                                     68,253
Shareholder reports and notices                                                       64,328
Registration fees                                                                     43,262
Custodian fees                                                                        29,958
Trustees' fees and expenses                                                            5,766
Other                                                                                  3,877
                                                                              --------------
   TOTAL EXPENSES                                                                  1,298,344
                                                                              --------------
   NET INVESTMENT INCOME                                                             219,102
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                                        3,385,418
Foreign exchange transactions                                                        (38,093)
                                                                              --------------
   NET REALIZED GAIN                                                               3,347,325
                                                                              --------------
NET CHANGE IN UNREALIZED DEPRECIATION ON:
Investments                                                                       17,426,828
Translation of forward foreign currency contracts, other assets
  and liabilities denominated in foreign currencies                                      602
                                                                              --------------
   NET APPRECIATION                                                               17,427,430
                                                                              --------------
   NET GAIN                                                                       20,774,755
                                                                              --------------
NET INCREASE                                                                  $   20,993,857
                                                                              ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR        FOR THE YEAR
                                                                                    ENDED               ENDED
                                                                              JANUARY 31, 2004    JANUARY 31, 2003
                                                                              ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $        219,102    $        109,281
Net realized gain (loss)                                                             3,347,325          (5,548,408)
Net change in unrealized depreciation                                               17,427,430          (8,339,982)
                                                                              ----------------    ----------------
   NET INCREASE (DECREASE)                                                          20,993,857         (13,779,109)
                                                                              ----------------    ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                              --              (5,559)
Class B shares                                                                              --            (153,752)
Class C shares                                                                              --              (2,362)
Class D shares                                                                              --             (40,073)
                                                                              ----------------    ----------------

   TOTAL DIVIDENDS                                                                          --            (201,746)
                                                                              ----------------    ----------------

Net decrease from transactions in shares of beneficial interest                     (4,085,596)        (18,151,319)
                                                                              ----------------    ----------------

   NET INCREASE (DECREASE)                                                          16,908,261         (32,132,174)

NET ASSETS:
Beginning of period                                                                 34,532,534          66,664,708
                                                                              ----------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $121,740 AND
DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $59,269, RESPECTIVELY)        $     51,440,795    $     34,532,534
                                                                              ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.25% to the portion of daily net assets not exceeding $500 million and 1.20% to the portion of the daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,184,061 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $14,446 and $105, respectively and received $5,729 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 2004 aggregated $31,350,853 and $34,988,519, respectively.

For the year ended January 31, 2004, the Fund incurred brokerage commissions of $2,273 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for the portfolio transactions executed on behalf of the Fund.

At January 31, 2004, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager and Distributor, held 189,137 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $4,700.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                   FOR THE YEAR                   FOR THE YEAR
                                                      ENDED                          ENDED
                                                 JANUARY 31, 2004               JANUARY 31, 2003
                                           ----------------------------   -----------------------------
                                              SHARES         AMOUNT          SHARES          AMOUNT
                                           ------------  --------------   ------------  ---------------
CLASS A SHARES
Sold                                            42,684   $      498,529        11,758   $       117,308
Reinvestment of dividends                           --               --           647             5,385
Redeemed                                       (31,240)        (332,161)      (26,931)         (255,052)
                                           -----------   --------------   -----------   ---------------
Net increase (decrease)--Class A                11,444          166,368       (14,526)         (132,359)
                                           -----------   --------------   -----------   ---------------
CLASS B SHARES
Sold                                           319,093        3,276,124       226,513         2,125,386
Reinvestment of dividends                           --               --        17,246           139,347
Redeemed                                    (1,105,881)     (10,166,806)   (1,850,942)      (15,722,837)
                                           -----------   --------------   -----------   ---------------
Net decrease--Class B                         (786,788)      (6,890,682)   (1,607,183)      (13,458,104)
                                           -----------   --------------   -----------   ---------------
CLASS C SHARES
Sold                                            55,618          581,610         4,480            44,946
Reinvestment of dividends                           --               --           283             2,288
Redeemed                                       (14,923)        (141,884)      (14,795)         (125,864)
                                           -----------   --------------   -----------   ---------------
Net increase (decrease)--Class C                40,695          439,726       (10,032)          (78,630)
                                           -----------   --------------   -----------   ---------------
CLASS D SHARES
Sold                                           272,717        2,822,902       238,833         1,879,342
Reinvestment of dividends                           --               --           156             1,305
Redeemed                                       (63,982)        (623,910)     (704,359)       (6,362,873)
                                           -----------   --------------   -----------   ---------------
Net increase (decrease)--Class D               208,735        2,198,992      (465,370)       (4,482,226)
                                           -----------   --------------   -----------   ---------------
Net decrease in Fund                          (525,914)  $   (4,085,596)   (2,097,111)  $   (18,151,319)
                                           ===========   ==============   ===========   ===============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                  FOR THE YEAR     FOR THE YEAR
                                                     ENDED            ENDED
                                                JANUARY 31, 2004   JANUARY 31, 2003
                                                ----------------   ----------------
Ordinary income                                               --   $        201,746

As of January 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                   $     183,294
Undistributed long-term gains                              --
                                                -------------
Net accumulated earnings                              183,294
Foreign tax credit pass-through                       136,813
Capital loss carryforward*                        (29,249,788)
Post-October losses                                    (1,652)
Temporary differences                                (196,714)
Net unrealized appreciation                         8,215,077
                                                -------------
Total accumulated losses                        $ (20,912,970)
                                                =============

*During the year ended January 31, 2004 the Fund utilized $1,050,646 of its net capital loss carryforward. As of January 31, 2004, the Fund had a net capital loss carryforward of $29,249,788 of which $19,838,661 will expire on January 31, 2005, $3,057,904 will expire on January 31, 2007, $2,899,656 will expire on
January 31, 2008 and $3,453,567 will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As of January 31, 2004, the Fund had temporary book/tax differences attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through and permanent book/tax differences attributable to foreign currency losses and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $56,575,173, accumulated undistributed net investment income was charged $38,093 and accumulated net realized loss was credited $56,613,266.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At January 31, 2004, investment in securities of issuers in Mexico and Brazil represented 40.1% and 49.6% of net assets, respectively. These investments, as well as other non-U.S. investments which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------
                                                  2004       2003        2002        2001        2000
                                                --------   --------    --------    --------    --------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   7.47   $  10.02    $  11.90    $  12.26    $   7.33
                                                --------   --------    --------    --------    --------
Income (loss) from investment
 operations:
   Net investment income (loss)++                   0.11       0.08        0.14        0.00       (0.01)
   Net realized and unrealized gain
    (loss)                                          4.99      (2.51)      (2.02)      (0.36)       4.94
                                                --------   --------    --------    --------    --------
Total income (loss) from investment
 operations                                         5.10      (2.43)      (1.88)      (0.36)       4.93
                                                --------   --------    --------    --------    --------
Less dividends from net investment
 income                                                -      (0.12)          -           -           -
                                                --------   --------    --------    --------    --------
Net asset value, end of period                  $  12.57   $   7.47    $  10.02    $  11.90    $  12.26
                                                ========   ========    ========    ========    ========
TOTAL RETURN+                                      68.27%    (24.40)%    (15.80)%     (2.62)%     66.71%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            2.43%      2.52%       2.20%       1.96%       2.28%
Net investment income                               1.25%      0.91%       1.15%       0.05%       0.16%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    647   $    299    $    547    $    936    $    751
Portfolio turnover rate                               78%        57%         73%         44%         59%

----------

  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             FOR THE YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------
                                                  2004       2003        2002        2001        2000
                                                --------   --------    --------    --------    --------

CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   7.23   $   9.66    $  11.55    $  11.99    $   7.24
                                                --------   --------    --------    --------    --------
Income (loss) from investment
 operations:
   Net investment income (loss)++                   0.05       0.01        0.04       (0.09)      (0.06)
   Net realized and unrealized gain
    (loss)                                          4.78      (2.41)      (1.93)      (0.35)       4.81
                                                --------   --------    --------    --------    --------
Total income (loss) from investment
 operations                                         4.83      (2.40)      (1.89)      (0.44)       4.75
                                                --------   --------    --------    --------    --------
Less dividends from net investment
 income                                                -      (0.03)          -           -           -
                                                --------   --------    --------    --------    --------
Net asset value, end of period                  $  12.06   $   7.23    $   9.66    $  11.55    $  11.99
                                                ========   ========    ========    ========    ========
TOTAL RETURN+                                      66.94%    (24.90)%    (16.36)%     (3.43)%     65.19%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            3.20%      3.27%       2.96%       2.77%       3.06%
Net investment income (loss)                        0.48%      0.16%       0.39%      (0.76)%     (0.62)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $ 46,209   $ 33,372    $ 60,159    $ 99,431    $136,699
Portfolio turnover rate                               78%        57%         73%         44%         59%

----------
  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             FOR THE YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------
                                                  2004       2003        2002        2001        2000
                                                --------   --------    --------    --------    --------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   7.23   $   9.69    $  11.57    $  12.02    $   7.24
                                                --------   --------    --------    --------    --------
Income (loss) from investment
 operations:
   Net investment income (loss)++                   0.04       0.01        0.04       (0.09)      (0.06)
   Net realized and unrealized gain
    (loss)                                          4.80      (2.42)      (1.92)      (0.36)       4.84
                                                --------   --------    --------    --------    --------
Total income (loss) from investment
 operations                                         4.84      (2.41)      (1.88)      (0.45)       4.78
                                                --------   --------    --------    --------    --------
Less dividends from net investment
 income                                                -      (0.05)          -           -           -
                                                --------   --------    --------    --------    --------
Net asset value, end of period                  $  12.07   $   7.23    $   9.69    $  11.57    $  12.02
                                                ========   ========    ========    ========    ========
TOTAL RETURN+                                      67.08%    (24.88)%    (16.34)%     (3.42)%     65.47%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            3.20%      3.24%       2.88%       2.77%       2.95%
Net investment income (loss)                        0.48%      0.19%       0.47%      (0.76)%     (0.51)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    998   $    304    $    504    $    887    $    776
Portfolio turnover rate                               78%        57%         73%         44%         59%

----------

  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             FOR THE YEAR ENDED JANUARY 31,
                                                -------------------------------------------------------
                                                  2004       2003        2002        2001        2000
                                                --------   --------    --------    --------    --------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   7.52   $  10.11    $  11.97    $  12.30    $   7.35
                                                --------   --------    --------    --------    --------
Income (loss) from investment
 operations:

   Net investment income (loss)++                   0.13       0.15        0.14        0.00       (0.02)
   Net realized and unrealized gain
    (loss)                                          5.03      (2.59)      (2.00)      (0.33)       4.97
                                                --------   --------    --------    --------    --------
Total income (loss) from investment
 operations                                         5.16      (2.44)      (1.86)      (0.33)       4.95
                                                --------   --------    --------    --------    --------
Less dividends from net investment
 income                                                -      (0.15)          -           -           -
                                                --------   --------    --------    --------    --------
Net asset value, end of period                  $  12.68   $   7.52    $  10.11    $  11.97    $  12.30
                                                ========   ========    ========    ========    ========
TOTAL RETURN+                                      68.62%    (24.24)%    (15.54)%     (2.37)%     66.80%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            2.20%      2.27%       1.96%       1.77%       2.06%
Net investment income                               1.48%      1.16%       1.39%       0.24%       0.38%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  3,587   $    558    $  5,455    $  9,262    $    588
Portfolio turnover rate                               78%        57%         73%         44%         59%

----------
  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY LATIN AMERICAN GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Latin American Growth Fund (the "Fund"), including the portfolio of investments, as of January 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Latin American Growth Fund as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
MARCH 18, 2004

MORGAN STANLEY LATIN AMERICAN GROWTH FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  -------------  -------------------------  -------------  --------------------
Michael Bozic (63)                       Trustee      Since          Retired; Director or       208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP               April 1994     Trustee of the Retail                     Steel Corporation.
Counsel to the Independent Trustees                                  Funds (since April 1994)
919 Third Avenue                                                     and the Institutional
New York, NY                                                         Funds (since July 2003);
                                                                     formerly Vice Chairman of
                                                                     Kmart Corporation
                                                                     (December 1998-October
                                                                     2000), Chairman and Chief
                                                                     Executive Officer of
                                                                     Levitz Furniture
                                                                     Corporation (November
                                                                     1995-November 1998) and
                                                                     President and Chief
                                                                     Executive Officer of
                                                                     Hills Department Stores
                                                                     (May 1991 - July 1995);
                                                                     formerly variously
                                                                     Chairman, Chief Executive
                                                                     Officer, President and
                                                                     Chief Operating Officer
                                                                     (1987-1991) of the Sears
                                                                     Merchandise Group of
                                                                     Sears, Roebuck & Co.

Edwin J. Garn (71)                       Trustee      Since          Director or Trustee of     208            Director of Franklin
c/o Summit Ventures LLC                               January 1993   the Retail Funds (since                   Covey (time
1 Utah Center                                                        January 1993) and the                     management systems),
201 S. Main Street                                                   Institutional Funds                       BMW Bank of North
Salt Lake City, UT                                                   (since July 2003); member                 America, Inc.
                                                                     of the Utah Regional                      (industrial loan
                                                                     Advisory Board of Pacific                 corporation), United
                                                                     Corp.; formerly United                    Space Alliance (joint
                                                                     States Senator (R-Utah)                   venture between
                                                                     (1974-1992) and Chairman,                 Lockheed Martin and
                                                                     Senate Banking Committee                  the Boeing Company)
                                                                     (1980-1986), Mayor of                     and Nuskin Asia
                                                                     Salt Lake City, Utah                      Pacific (multilevel
                                                                     (1971-1974), Astronaut,                   marketing); member of
                                                                     Space Shuttle Discovery                   the board of various
                                                                     (April 12-19, 1985), and                  civic and charitable
                                                                     Vice Chairman, Huntsman                   organizations.
                                                                     Corporation (chemical
                                                                     company).

Wayne E. Hedien (69)                     Trustee      Since          Retired; Director or       208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September      Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997           Funds (since September                    mortgage insurance);
919 Third Avenue                                                     1997) and the                             Trustee and Vice
New York, NY                                                         Institutional Funds                       Chairman of The Field
                                                                     (since July 2003);                        Museum of Natural
                                                                     formerly associated with                  History; director of
                                                                     the Allstate Companies                    various other
                                                                     (1966-1994), most                         business and
                                                                     recently as Chairman of                   charitable
                                                                     The Allstate Corporation                  organizations.
                                                                     (March 1993-December
                                                                     1994) and Chairman and
                                                                     Chief Executive Officer
                                                                     of its wholly-owned
                                                                     subsidiary, Allstate
                                                                     Insurance Company (July
                                                                     1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  -------------  -------------------------  -------------  --------------------
Dr. Manuel H. Johnson (54)               Trustee      Since          Chairman of the Audit      208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991      Committee and Director or                 (home construction);
2099 Pennsylvania Avenue, N.W.                                       Trustee of the Retail                     Chairman and Trustee
Suite 950                                                            Funds (since July 1991)                   of the Financial
Washington, D.C.                                                     and the Institutional                     Accounting Foundation
                                                                     Funds (since July 2003);                  (oversight
                                                                     Senior Partner, Johnson                   organization of the
                                                                     Smick International,                      Financial Accounting
                                                                     Inc., a consulting firm;                  Standards Board);
                                                                     Co-Chairman and a founder                 Director of RBS
                                                                     of the Group of Seven                     Greenwich Capital
                                                                     Council (G7C), an                         Holdings (financial
                                                                     international economic                    holding company).
                                                                     commission; formerly Vice
                                                                     Chairman of the Board of
                                                                     Governors of the Federal
                                                                     Reserve System and
                                                                     Assistant Secretary of
                                                                     the U.S. Treasury.

Joseph J. Kearns (61)                    Trustee      Since          Deputy Chairman of the     209            Director of Electro
PMB754                                                July 2003      Audit Committee and                       Rent Corporation
23852 Pacific Coast Highway                                          Director or Trustee of                    (equipment leasing),
Malibu, CA                                                           the Retail Funds (since                   The Ford Family
                                                                     July 2003) and the                        Foundation, and the
                                                                     Institutional Funds                       UCLA Foundation.
                                                                     (since August 1994);
                                                                     previously Chairman of
                                                                     the Audit Committee of
                                                                     the Institutional Funds
                                                                     (October 2001-July 2003);
                                                                     President, Kearns &
                                                                     Associates LLC
                                                                     (investment consulting);
                                                                     formerly CFO of the
                                                                     J. Paul Getty Trust.

Michael E. Nugent (67)                   Trustee      Since          Chairman of the Insurance  208            Director of various
c/o Triumph Capital, L.P.                             July 1991      Committee and Director or                 business
445 Park Avenue                                                      Trustee of the Retail                     organizations.
New York, NY                                                         Funds (since July 1991)
                                                                     and the Institutional
                                                                     Funds (since July 2001);
                                                                     General Partner of
                                                                     Triumph Capital, L.P., a
                                                                     private investment
                                                                     partnership; formerly
                                                                     Vice President, Bankers
                                                                     Trust Company and BT
                                                                     Capital Corporation
                                                                     (1984-1988).

Fergus Reid (71)                         Trustee      Since          Chairman of the            209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003      Governance Committee and                  of certain investment
85 Charles Colman Blvd.                                              Director or Trustee of                    companies in the
Pawling, NY                                                          the Retail Funds (since                   JPMorgan Funds
                                                                     July 2003) and the                        complex managed by JP
                                                                     Institutional Funds                       Morgan Investment
                                                                     (since June 1992);                        Management Inc.
                                                                     Chairman of Lumelite
                                                                     Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                         TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE             REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  -------------  -------------------------  -------------  --------------------
Charles A. Fiumefreddo (70)              Chairman of  Since          Chairman and Director or   208            None
c/o Morgan Stanley Trust                 the Board    July 1991      Trustee of the Retail
Harborside Financial Center,             and Trustee                 Funds (since July 1991)
Plaza Two,                                                           and the Institutional
Jersey City, NJ                                                      Funds (since July 2003);
                                                                     formerly Chief Executive
                                                                     Officer of the Retail
                                                                     Funds (until
                                                                     September 2002).

James F. Higgins (55)                    Trustee      Since          Director or Trustee of     208            Director of AXA
c/o Morgan Stanley Trust                              June 2000      the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                         June 2000) and the                        The Equitable Life
Plaza Two,                                                           Institutional Funds                       Assurance Society of
Jersey City, NJ                                                      (since July 2003); Senior                 the United States
                                                                     Advisor of Morgan Stanley                 (financial services).
                                                                     (since August 2000);
                                                                     Director of the
                                                                     Distributor and Dean
                                                                     Witter Realty Inc.;
                                                                     previously President and
                                                                     Chief Operating Officer
                                                                     of the Private Client
                                                                     Group of Morgan Stanley
                                                                     (May 1999-August 2000),
                                                                     and President and Chief
                                                                     Operating Officer of
                                                                     Individual Securities of
                                                                     Morgan Stanley (February
                                                                     1997-May 1999).

Philip J. Purcell (60)                   Trustee      Since          Director or Trustee of     208            Director of American
1585 Broadway                                         April 1994     the Retail Funds (since                   Airlines, Inc. and
New York, NY                                                         April 1994) and the                       its parent company,
                                                                     Institutional Funds                       AMR Corporation.
                                                                     (since July 2003);
                                                                     Chairman of the Board of
                                                                     Directors and Chief
                                                                     Executive Officer of
                                                                     Morgan Stanley and Morgan
                                                                     Stanley DW Inc.; Director
                                                                     of the Distributor;
                                                                     Chairman of the Board of
                                                                     Directors and Chief
                                                                     Executive Officer of
                                                                     Novus Credit Services
                                                                     Inc.; Director and/or
                                                                     officer of various Morgan
                                                                     Stanley subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                     TERM OF
                                  POSITION(S)       OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ---------------  ----------------  ---------------------------------------------------
Mitchell M. Merin (50)          President        Since May 1999    President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                        Stanley Investment Management Inc.; President,
New York, NY                                                       Director and Chief Executive Officer of the
                                                                   Investment Manager and Morgan Stanley Services;
                                                                   Chairman and Director of the Distributor; Chairman
                                                                   and Director of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of
                                                                   the Institutional Funds (since July 2003) and
                                                                   President of the Retail Funds (since May 1999);
                                                                   Trustee (since July 2003) and President (since
                                                                   December 2002) of the Van Kampen Closed-End Funds;
                                                                   Trustee (since May 1999) and President (since
                                                                   October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)          Executive Vice   Since             Chief Global Operations Officer and Managing
1221 Avenue of the Americas     President and    April 2003        Director of Morgan Stanley Investment Management
New York, NY                    Principal                          Inc.; Managing Director of Morgan Stanley & Co.
                                Executive                          Incorporated; Managing Director of Morgan Stanley;
                                Officer                            Managing Director, Chief Administrative Officer
                                                                   and Director of the Investment Manager and Morgan
                                                                   Stanley Services; Chief Executive Officer and
                                                                   Director of the Transfer Agent; Managing Director
                                                                   and Director of the Distributor; Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional Funds (since July 2003); previously
                                                                   President and Director of the Institutional Funds
                                                                   (March 2001-July 2003).

Barry Fink (49)                 Vice President   Since             General Counsel (since May 2000) and Managing
1221 Avenue of the Americas     and General      February 1997     Director (since December 2000) of Morgan Stanley
New York, NY                    Counsel                            Investment Management; Managing Director (since
                                                                   December 2000), Secretary (since February 1997)
                                                                   and Director (since July 1998) of the Investment
                                                                   Manager and Morgan Stanley Services; Assistant
                                                                   Secretary of Morgan Stanley DW; Vice President of
                                                                   the Institutional Funds (since July 2003);
                                                                   Managing Director, Secretary and Director of the
                                                                   Distributor; previously Secretary of the Retail
                                                                   Funds (February 1997-July 2003); previously Vice
                                                                   President and Assistant General Counsel of the
                                                                   Investment Manager and Morgan Stanley Services
                                                                   (February 1997-December 2001).

Joseph J. McAlinden (61)        Vice President   Since July 1995   Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                        the Investment Manager and Morgan Stanley
New York, NY                                                       Investment Management Inc., Director of the
                                                                   Transfer Agent, Chief Investment Officer of the
                                                                   Van Kampen Funds; Vice President of the
                                                                   Institutional Funds (since July 2003) and the
                                                                   Retail Funds (since July 1995).

Stefanie V. Chang (37)          Vice President   Since July 2003   Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                        Incorporated and Morgan Stanley Investment
New York, NY                                                       Management Inc. and Vice President of the
                                                                   Institutional Funds (since December 1997) and the
                                                                   Retail Funds (since July 2003); formerly practiced
                                                                   law with the New York law firm of Rogers & Wells
                                                                   (now Clifford Chance LLP).

                                                     TERM OF
                                  POSITION(S)       OFFICE AND
   NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ---------------  ----------------  ---------------------------------------------------
Francis J. Smith (38)           Treasurer and    Treasurer since   Executive Director of the Investment Manager and
c/o Morgan Stanley Trust        Chief Financial  July 2003 and     Morgan Stanley Services (since December 2001);
Harborside Financial Center,    Officer          Chief Financial   previously Vice President of the Retail Funds
Plaza Two,                                       Officer since     (September 2002-July 2003); previously Vice
Jersey City, NJ                                  September 2002    President of the Investment Manager and Morgan
                                                                   Stanley Services (August 2000-November 2001) and
                                                                   Senior Manager at PricewaterhouseCoopers LLP
                                                                   (January 1998-August 2000).

Thomas F. Caloia (57)           Vice President   Since July 2003   Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                           Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                       Distributor and Morgan Stanley Services;
Plaza Two,                                                         previously Treasurer of the Retail Funds (April
Jersey City, NJ                                                    1989-July 2003); formerly First Vice President of
                                                                   the Investment Manager, the Distributor and Morgan
                                                                   Stanley Services.

Mary E. Mullin (36)             Secretary        Since July 2003   Vice President of Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                                        and Morgan Stanley Investment Management Inc.;
New York, NY                                                       Secretary of the Institutional Funds (since June
                                                                   1999) and the Retail Funds (since July 2003);
                                                                   formerly practiced law with the New York law firms
                                                                   of McDermott, Will & Emery and Skadden, Arps,
                                                                   Slate, Meagher & Flom LLP.

-----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley


[MORGAN STANLEY LOGO]

37939RPT-00-13912 Co4-AP 3/04

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                  LATIN AMERICAN
                                                                     GROWTH FUND


                                                                   ANNUAL REPORT
                                                                JANUARY 31, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

            2004

                                             REGISTRANT          COVERED ENTITIES(1)
                AUDIT FEES               $           34,290                      N/A

                NON-AUDIT FEES
                    AUDIT-RELATED FEES   $              684(2)   $         2,847,161(2)
                    TAX FEES             $            6,515(3)   $           736,810(4)
                    ALL OTHER FEES       $                0      $                 0
                TOTAL NON-AUDIT FEES     $            7,199      $         3,583,971

                TOTAL                    $           41,489      $         3,583,971

            2003

                                             REGISTRANT          COVERED ENTITIES(1)
                AUDIT FEES               $           33,460                      N/A

                NON-AUDIT FEES
                      AUDIT-RELATED FEES $              656(2)   $         2,818,115(2)
                      TAX FEES           $            8,797(3)   $           365,427(4)
                      ALL OTHER FEES     $                0      $           501,166(5)
                TOTAL NON-AUDIT FEES     $            9,453      $         3,684,708

                TOTAL                    $           42,913      $         3,684,708

       N/A- Not applicable, as not required by Item 4.

       (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

       (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

       (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

       (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

       (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.     STATEMENT OF PRINCIPLES

       The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

       The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

       The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

       The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

       The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.     DELEGATION

       As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     AUDIT SERVICES

       The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

       In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

       The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     AUDIT-RELATED SERVICES

       Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

       The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     TAX SERVICES

       The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

       Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     ALL OTHER SERVICES

       The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

       The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

       Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     PROCEDURES

       All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

       The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.     ADDITIONAL REQUIREMENTS

       The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.    COVERED ENTITIES

       Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management
       Morgan Stanley Investments LP
       Van Kampen Asset Management Inc.
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investments LP
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Latin American Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004